Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
On-balance sheet:
Cash and balances at central banks	£ 238,574		£ 191,127	£ 150,258
Cash collateral and settlement balances	92,542		101,367
Loans and advances at amortised cost	361,451		342,632
Reverse repurchase agreements and other similar secured lending	3,227		9,031
Trading portfolio assets	147,035		127,950
Financial assets at fair value through the income statement	191,972		175,151
Derivative financial instruments	262,572		302,446
Other assets	1,213		850
Total assets	1,384,285	$ 1,384.3	1,349,514	£ 1,140,200
Debt securities classified at amortised cost
On-balance sheet:
Trading portfolio assets	50,864		56,482
Traded loans
On-balance sheet:
Trading portfolio assets	12,525		8,348
Internal credit grades
On-balance sheet:
Cash and balances at central banks	238,574		101,367
Cash collateral and settlement balances	92,542		191,127
Reverse repurchase agreements and other similar secured lending	3,227		9,031
Trading portfolio assets	63,389		64,830
Financial assets at fair value through the income statement	186,097		170,531
Derivative financial instruments	262,572		302,446
Financial assets measured at fair value through other comprehensive income	60,851		77,927
Other assets	1,212		850
Total assets	£ 1,269,915		£ 1,260,741
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%	100.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%	100.00%
Other assets, percentage	100.00%	100.00%	100.00%
Total assets, percentage	100.00%	100.00%	100.00%
Internal credit grades | 0 to 0.60%
On-balance sheet:
Cash and balances at central banks	£ 238,574		£ 90,633
Cash collateral and settlement balances	83,257		191,127
Reverse repurchase agreements and other similar secured lending	3,141		9,019
Trading portfolio assets	46,824		52,099
Financial assets at fair value through the income statement	129,561		113,299
Derivative financial instruments	246,628		282,617
Financial assets measured at fair value through other comprehensive income	60,845		77,919
Other assets	1,155		778
Total assets	£ 1,101,786		£ 1,090,077
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%	100.00%
Cash collateral and settlement balance, percentage	90.00%	90.00%	89.00%
Reverse repurchase agreements, percentage	97.00%	97.00%	100.00%
Trading portfolio assets, percentage	74.00%	74.00%	81.00%
Financial assets at fair value through the income statement, percentage	70.00%	70.00%	67.00%
Derivative financial instruments, percentage	94.00%	94.00%	94.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%	100.00%
Other assets, percentage	95.00%	95.00%	92.00%
Total assets, percentage	87.00%	87.00%	87.00%
Internal credit grades | 0.60 to 11.35%
On-balance sheet:
Cash and balances at central banks	£ 0		£ 10,725
Cash collateral and settlement balances	9,275		0
Reverse repurchase agreements and other similar secured lending	86		12
Trading portfolio assets	15,879		9,978
Financial assets at fair value through the income statement	55,908		56,469
Derivative financial instruments	15,678		19,352
Financial assets measured at fair value through other comprehensive income	6		8
Other assets	55		68
Total assets	£ 157,164		£ 156,887
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%	0.00%
Cash collateral and settlement balance, percentage	10.00%	10.00%	11.00%
Reverse repurchase agreements, percentage	3.00%	3.00%	0.00%
Trading portfolio assets, percentage	25.00%	25.00%	15.00%
Financial assets at fair value through the income statement, percentage	30.00%	30.00%	33.00%
Derivative financial instruments, percentage	6.00%	6.00%	6.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%	0.00%
Other assets, percentage	5.00%	5.00%	8.00%
Total assets, percentage	12.00%	12.00%	12.00%
Internal credit grades | 11.35 to 100%
On-balance sheet:
Cash and balances at central banks	£ 0		£ 9
Cash collateral and settlement balances	10		0
Reverse repurchase agreements and other similar secured lending	0		0
Trading portfolio assets	686		2,753
Financial assets at fair value through the income statement	628		763
Derivative financial instruments	266		477
Financial assets measured at fair value through other comprehensive income	0		0
Other assets	2		4
Total assets	£ 10,965		£ 13,777
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%	0.00%
Reverse repurchase agreements, percentage	0.00%	0.00%	0.00%
Trading portfolio assets, percentage	1.00%	1.00%	4.00%
Financial assets at fair value through the income statement, percentage	0.00%	0.00%	0.00%
Derivative financial instruments, percentage	0.00%	0.00%	0.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%	0.00%
Other assets, percentage	0.00%	0.00%	0.00%
Total assets, percentage	1.00%	1.00%	1.00%
Internal credit grades | Loans and advances at amortised cost
On-balance sheet:
Loans and advances at amortised cost	£ 361,451		£ 342,632
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%	100.00%
Internal credit grades | Loans and advances at amortised cost | 0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 291,801		£ 272,586
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	80.00%	80.00%	79.00%
Internal credit grades | Loans and advances at amortised cost | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 60,277		£ 60,275
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	17.00%	17.00%	18.00%
Internal credit grades | Loans and advances at amortised cost | 11.35 to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 9,373		£ 9,771
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%	3.00%
Internal credit grades | Home loans
On-balance sheet:
Loans and advances at amortised cost	£ 169,205		£ 159,647
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%	100.00%
Internal credit grades | Home loans | 0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 161,314		£ 150,748
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	96.00%	96.00%	94.00%
Internal credit grades | Home loans | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 5,547		£ 6,310
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%	4.00%
Internal credit grades | Home loans | 11.35 to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 2,344		£ 2,589
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	1.00%	1.00%	2.00%
Internal credit grades | Credit cards, unsecured and other retail lending
On-balance sheet:
Loans and advances at amortised cost	£ 41,793		£ 40,813
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%	100.00%
Internal credit grades | Credit cards, unsecured and other retail lending | 0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 25,664		£ 15,870
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	62.00%	62.00%	39.00%
Internal credit grades | Credit cards, unsecured and other retail lending | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 14,293		£ 22,427
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	34.00%	34.00%	55.00%
Internal credit grades | Credit cards, unsecured and other retail lending | 11.35 to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 1,836		£ 2,516
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	4.00%	4.00%	6.00%
Internal credit grades | Wholesale loans
On-balance sheet:
Loans and advances at amortised cost	£ 150,453		£ 142,172
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%	100.00%
Internal credit grades | Wholesale loans | 0 to 0.60%
On-balance sheet:
Loans and advances at amortised cost	£ 104,823		£ 105,968
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	70.00%	70.00%	75.00%
Internal credit grades | Wholesale loans | 0.60 to 11.35%
On-balance sheet:
Loans and advances at amortised cost	£ 40,437		£ 31,538
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	27.00%	27.00%	22.00%
Internal credit grades | Wholesale loans | 11.35 to 100%
On-balance sheet:
Loans and advances at amortised cost	£ 5,193		£ 4,666
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%	3.00%
Internal credit grades | Loans and advances
On-balance sheet:
Financial assets at fair value through the income statement	£ 38,667		£ 30,879
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%	100.00%
Internal credit grades | Loans and advances | 0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 19,642		£ 16,467
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	51.00%	51.00%	53.00%
Internal credit grades | Loans and advances | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 18,979		£ 14,369
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	49.00%	49.00%	47.00%
Internal credit grades | Loans and advances | 11.35 to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 46		£ 43
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%	0.00%
Internal credit grades | Reverse repurchase agreements
On-balance sheet:
Financial assets at fair value through the income statement	£ 145,014		£ 137,616
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%	100.00%
Internal credit grades | Reverse repurchase agreements | 0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 108,437		£ 95,376
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	75.00%	75.00%	70.00%
Internal credit grades | Reverse repurchase agreements | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 36,047		£ 41,566
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	25.00%	25.00%	30.00%
Internal credit grades | Reverse repurchase agreements | 11.35 to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 530		£ 674
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%	0.00%
Internal credit grades | Other financial assets measured at cost
On-balance sheet:
Financial assets at fair value through the income statement	£ 111		£ 343
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%	100.00%
Internal credit grades | Other financial assets measured at cost | 0 to 0.60%
On-balance sheet:
Financial assets at fair value through the income statement	£ 93		£ 330
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	84.00%	84.00%	96.00%
Internal credit grades | Other financial assets measured at cost | 0.60 to 11.35%
On-balance sheet:
Financial assets at fair value through the income statement	£ 18		£ 13
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	16.00%	16.00%	4.00%
Internal credit grades | Other financial assets measured at cost | 11.35 to 100%
On-balance sheet:
Financial assets at fair value through the income statement	£ 0		£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%	0.00%
Internal credit grades | Debt securities classified at amortised cost
On-balance sheet:
Trading portfolio assets	£ 50,864		£ 56,482
Financial assets at fair value through the income statement	£ 2,305		£ 1,693
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%	100.00%
Internal credit grades | Debt securities classified at amortised cost | 0 to 0.60%
On-balance sheet:
Trading portfolio assets	£ 44,652		£ 51,395
Financial assets at fair value through the income statement	£ 1,389		£ 1,126
On-balance sheet, percentage
Trading portfolio assets, percentage	88.00%	88.00%	91.00%
Financial assets at fair value through the income statement, percentage	61.00%	61.00%	66.00%
Internal credit grades | Debt securities classified at amortised cost | 0.60 to 11.35%
On-balance sheet:
Trading portfolio assets	£ 5,735		£ 4,871
Financial assets at fair value through the income statement	£ 864		£ 521
On-balance sheet, percentage
Trading portfolio assets, percentage	11.00%	11.00%	9.00%
Financial assets at fair value through the income statement, percentage	37.00%	37.00%	31.00%
Internal credit grades | Debt securities classified at amortised cost | 11.35 to 100%
On-balance sheet:
Trading portfolio assets	£ 477		£ 216
Financial assets at fair value through the income statement	£ 52		£ 46
On-balance sheet, percentage
Trading portfolio assets, percentage	1.00%	1.00%	0.00%
Financial assets at fair value through the income statement, percentage	2.00%	2.00%	3.00%
Internal credit grades | Traded loans
On-balance sheet:
Trading portfolio assets	£ 12,525		£ 8,348
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%	100.00%
Internal credit grades | Traded loans | 0 to 0.60%
On-balance sheet:
Trading portfolio assets	£ 2,172		£ 704
On-balance sheet, percentage
Trading portfolio assets, percentage	17.00%	17.00%	9.00%
Internal credit grades | Traded loans | 0.60 to 11.35%
On-balance sheet:
Trading portfolio assets	£ 10,144		£ 5,107
On-balance sheet, percentage
Trading portfolio assets, percentage	81.00%	81.00%	61.00%
Internal credit grades | Traded loans | 11.35 to 100%
On-balance sheet:
Trading portfolio assets	£ 209		£ 2,537
On-balance sheet, percentage
Trading portfolio assets, percentage	2.00%	2.00%	30.00%